Stock-Based Compensation - Schedule of Stock Options Roll Forward (Details) (CBS Corp. Equity and Incentive Plan, Stock options, USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
CBS Corp. Equity and Incentive Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options outstanding, beginning balance	399,581	584,494
Granted		101,611
Exercised	(103,176)	(213,102)
Forfeited or Expired	(38,064)	(73,422)
Number of options outstanding, ending balance	258,341	399,581
Number of options exerciseable	117,308	184,215
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price, options outstanding, beginning balance	$ 29.30	$ 22.01
Weighted average exercise price, granted		$ 49.64
Weighted average exercise price, exercised	$ 24.68	$ 18.88
Weighted average exercise price, forfeited or expired	$ 30.79	$ 29.69
Weighted average exercise price, options outstanding, ending balance	$ 30.92	$ 29.30
Weighted average exercise price, options exerciseable	$ 17.70	$ 21.41